Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2017
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Effective April 2, 2018, Michael Weaver serves as a co-manager of the fund.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume sole portfolio management responsibilities for the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Michael Weaver is co-manager of the fund, which he has managed since April 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Weaver has worked as a research analyst and portfolio manager.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume sole portfolio management responsibilities for the fund.

VHI-18-01 1.797996.105	March 22, 2018

Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Investor Class
April 30, 2017
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Effective April 2, 2018, Michael Weaver serves as a co-manager of the fund.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume sole portfolio management responsibilities for the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Michael Weaver is co-manager of the fund, which he has managed since April 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Weaver has worked as a research analyst and portfolio manager.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume sole portfolio management responsibilities for the fund.

VIPHI-INV-18-01 1.918649.102	March 22, 2018